Property, Plant and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment consist of the following:

(in thousands)	Land and buildings EUR	Machinery and equipment EUR	Leasehold improvements EUR	Furniture, fixtures and other equipment EUR	Total EUR
Cost
Balance at January 1, 2014	1,035,100	803,885	225,652	368,481	2,433,118
Additions	222,670	191,705	6,137	31,750	452,262
Disposals	(1,557)	(222,836)	(1,208)	(100,485)	(326,086)
Effect of changes in exchange rates	13,275	26,955	1,229	3,344	44,803
Balance at December 31, 2014	1,269,488	799,709	231,810	303,090	2,604,097
Additions	154,505	246,332	12,438	46,352	459,627
Disposals	(1,346)	(117,250)	(451)	(3,920)	(122,967)
Effect of changes in exchange rates	27,438	35,153	1,748	2,962	67,301
Balance at December 31, 2015	1,450,085	963,944	245,545	348,484	3,008,058

Accumulated depreciation and impairment
Balance at January 1, 2014	237,561	489,963	171,857	315,897	1,215,278
Depreciation	52,242	112,090	20,936	24,236	209,504
Impairment charges	7,403	2,983	—	142	10,528
Disposals	(90)	(190,154)	(1,204)	(100,450)	(291,898)
Effect of changes in exchange rates	(1,017)	11,950	654	1,575	13,162
Balance at December 31, 2014	296,099	426,832	192,243	241,400	1,156,574
Depreciation	75,918	123,269	16,078	27,784	243,049
Impairment charges	—	2,287	—	—	2,287
Disposals	(115)	(44,189)	(439)	(3,902)	(48,645)
Effect of changes in exchange rates	10,459	21,202	605	1,849	34,115
Balance at December 31, 2015	382,361	529,401	208,487	267,131	1,387,380

Carrying amount
December 31, 2014	973,389	372,877	39,567	61,690	1,447,523
December 31, 2015	1,067,724	434,543	37,058	81,353	1,620,678

As of December 31, 2015, the carrying amount includes assets under construction for land and buildings of EUR 64.7 million (2014: EUR 201.1 million), machinery and equipment of EUR 47.3 million (2014: EUR 30.2 million), leasehold improvements of EUR 7.8 million (2014: EUR 2.8 million) and furniture, fixtures and other equipment of EUR 14.9 million (2014: EUR 11.2 million).
As of December 31, 2015, the carrying amount of land amounts to EUR 88.0 million (2014: EUR 82.9 million).
As of December 31, 2015, the carrying amount of machinery and equipment includes an amount of EUR 23.5 million with respect to evaluation and operating lease systems (2014: EUR 68.6 million).
The majority of the additions in 2015 in property, plant and equipment relates to the further expansion of EUV production facilities for our newest technology.
The majority of additions in 2015 in machinery and equipment relates to operating leases to customers, prototypes, evaluation and training systems which are similar to those that ASML sells in its ordinary course of business. These systems are capitalized under property, plant and equipment because these are held for own use, for operating lease and for evaluation purposes. These are recorded at cost and depreciated over their expected useful life taking into consideration their residual value. From the time that these assets are no longer held for own use but intended for sale in the ordinary course of business, they are reclassified from property, plant and equipment to inventory at their carrying value.
An amount of EUR 91.0 million (2014: EUR 95.5 million) of the additions in property, plant and equipment relates to non-cash transfers from inventory. Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in the Consolidated Statements of Cash Flows.
An amount of EUR 72.7 million (2014: EUR 30.7 million) of the disposal of property, plant and equipment relates to non-cash transfers to inventory. When sold, the proceeds and cost of these systems are recorded as net sales and cost of sales, respectively, identical to the treatment of other sales transactions. The cost of sales for these systems includes the inventory value and the additional costs of refurbishing (materials and labor). Since the transfers between inventory and property, plant and equipment are non-cash events, these are not reflected in the Consolidated Statements of Cash Flows.
During 2015, we recorded depreciation charges of EUR 243.0 million (2014: EUR 209.5 million; 2013: EUR 197.1 million) of which we recorded EUR 191.7 million (2014: EUR 153.9 million; 2013: EUR 144.1 million) in cost of sales, EUR 19.7 million (2014: EUR 36.3 million; 2013: EUR 35.0 million) in R&D costs and EUR 31.6 million (2014: EUR 19.3 million; 2013: EUR 18.0 million) in SG&A costs.
Variable Interest Entity
The carrying amount of land and buildings includes an amount of EUR 28.1 million (2014: EUR 29.5 million) relating to our headquarters in Veldhoven, the Netherlands, which is ultimately owned by Koppelenweg I B.V., a "VIE".
As of 2003, we are leasing the Veldhoven headquarters for a period of 15 years from an entity ("lessor") that was incorporated by the VIE Shareholders. The lessor’s shareholders’ equity amounts to EUR 1.9 million and has not changed since 2003.
The VIE Shareholders each granted a loan of EUR 11.6 million and a fourth bank granted a loan of EUR 12.3 million (EUR 47.1 million in total) to the parent of the lessor. ASML provided the parent of the lessor with a subordinated loan of EUR 5.4 million and has a purchase option that is exercisable either at the end of the lease in 2018, at a price of EUR 24.5 million, or during the lease at a price equal to the book value of the assets. The total assets of the lessor entity amounted to EUR 54.5 million at inception of the lease. The entity is determined to be a VIE because the equity investors do not have sufficient equity at risk for the legal entity to finance its activities without sufficient additional subordinated support.
The primary purpose for which the VIE was created was to provide ASML with use of the building for 15 years, where ASML does not retain substantially all the risks and rewards from changes in value of the building. The main activities of the entity are to rent, re-market and ultimately sell the building that is owned by the VIE. The economic performance of the VIE is most significantly impacted by the ability of the lessee (ASML) to exercise the purchase option at any time during the lease term, and thus we could potentially benefit from increases in the fair value of the building.
While the debt holders have an interest, and may absorb losses, and the equity holders have an interest and may receive benefits, they do not have the power to direct activities that most significantly impact the entity’s economic performance and therefore, cannot be the primary beneficiary. Through the pre-determined price of the call option ASML has the power over the VIE, therefore only ASML meets both the power and losses/benefit criterion and consolidates the VIE.